CONSOLIDATED STATEMENTS OF OPERATIONS	12 Months Ended
	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares
Total revenues	¥ 26,472,943,454	$ 4,068,816,909	¥ 21,400,638,092	¥ 15,454,374,366
Cost of revenues	(23,481,375,053)	(3,609,021,264)	(17,531,299,173)	(12,522,913,795)
Gross profit	2,991,568,401	459,795,645	3,869,338,919	2,931,460,571
Selling and marketing	(1,901,358,676)	(292,233,478)	(1,434,038,816)	(1,144,559,326)
General and administrative	(470,844,706)	(72,367,506)	(778,766,905)	(521,425,475)
Provision for advance to suppliers			(799,899)
Impairment of long-lived assets			(125,524,021)
Research and development	(294,102,790)	(45,202,771)	(181,106,128)	(143,670,521)
Total operating expenses	(2,666,306,172)	(409,803,755)	(2,520,235,769)	(1,809,655,322)
Income from operations	325,262,229	49,991,890	1,349,103,150	1,121,805,249
Interest expenses, net	(245,529,598)	(37,737,208)	(359,296,332)	(311,018,583)
Subsidy income	147,916,764	22,734,390	168,646,557	101,873,574
Exchange (loss)/gain, net	(114,344,622)	(17,574,447)	208,811,416	(86,517,698)
Other income, net	59,646,911	9,167,562	8,768,365	1,036,319
Investment income			4,902,527	0
Gain on disposal of subsidiaries	257,070	39,511	5,017,888	0
Income from continuing operations before income taxes	148,875,037	22,881,674	1,247,722,561	867,073,143
Income tax expenses	(4,628,003)	(711,311)	(257,487,006)	(100,533,829)
Equity in loss of affiliated companies	(2,055,669)	(315,951)
Income from continuing operations, net of tax	142,191,365	21,854,412	990,235,555	766,539,314
Discontinued operations
Gain on disposal of discontinued operations before income taxes			1,007,884,060
Income from discontinued operations before income taxes			48,146,259	105,089,584
Income tax expense, net			(54,466,059)	(11,329,810)
Income from discontinued operations, net of tax			1,001,564,260	93,759,774
Net income	142,191,365	21,854,412	1,991,799,815	860,299,088
Less: Net income/(loss) attributable to the non-controlling interests from continuing operations	485,676	74,647	(432,541)	(63,348)
Less: Net income attributable to the non-controlling interests from discontinued operations			6,044,451	4,270,460
Less: Accretion to redemption value of redeemable non-controlling interests of discontinued operations			159,477,930	172,340,442
Net income attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders	¥ 141,705,689	$ 21,779,765	¥ 1,826,709,975	¥ 683,751,534
Net income attributable to JinkoSolar Holding Co., Ltd.’s ordinary shareholders per share from continuing operations -
Basic | (per share)	¥ 1.1	$ 0.17	¥ 7.87	¥ 6.15
Diluted | (per share)	1.08	0.17	7.63	6
Net income attributable to JinkoSolar Holding Co., Ltd.’s ordinary shareholders per ADS from continuing operations -
Basic | (per share)	4.4	0.68	31.48	24.6
Diluted | (per share)	4.32	0.68	30.52	24
Net income attributable to JinkoSolar Holding Co., Ltd.’s ordinary shareholders per share from discontinued operations -
Basic | (per share)			6.64	(0.66)
Diluted | (per share)			6.4	(0.65)
Net income attributable to JinkoSolar Holding Co., Ltd.’s ordinary shareholders per ADS from discontinued operations -
Basic | (per share)			26.56	(2.64)
Diluted | (per share)			¥ 25.6	¥ (2.6)
Weighted average ordinary shares outstanding
Basic	128,944,330	128,944,330	125,870,272	124,618,416
Diluted	131,687,230	131,687,230	130,590,441	127,802,961
Third Party [Member]
Total revenues	¥ 24,791,272,869	$ 3,810,348,872	¥ 21,262,113,142	¥ 15,454,374,366
Related Party [Member]
Total revenues	1,681,670,585	258,468,037	138,524,950
Forward Contracts [Member]
Change in fair value	(8,211,404)	(1,262,070)	(52,561,784)	56,931,943
Convertible Senior Notes and Capped Call Options [Member]
Change in fair value			(110,242,492)	(14,571,200)
Call spread options [Member]
Change in fair value				(370,437)
Warrant liability [Member]
Change in fair value	¥ (16,122,313)	$ (2,477,954)	¥ 24,573,266	¥ (2,096,024)